Share Capital (Tables)	12 Months Ended
Dec. 31, 2019
Equity [Abstract]
Basic and Diluted Loss Per Share
Basic and diluted loss per share is calculated as follows:

	For the year ended December 31, 2017	For the year ended December 31, 2018		For the year ended December 31, 2019
	Common shares	Class A	Class B	Class A		Class B
	RMB	RMB	RMB	RMB	US$	RMB	US$
Numerator:
Net loss attributable to Class A and Class B common shareholders	(90,291)	(46,606)	(19,591)	(85,502)	(12,282)	(24,339)	(3,496)

Deduct: Accretion of redeemable convertible preferred shares	(26,391)	(16,963)	(7,131)	—	—	—	—

Net loss attributable to common shareholders	(116,682)	(63,569)	(26,722)	(85,502)	(12,282)	(24,339)	(3,496)

Denominator:
Weighted average number of shares used in calculating basic and diluted loss per share	42,666,670	40,441,999	17,000,189	59,721,341	59,721,341	17,000,189	17,000,189

Basic and diluted loss per share	(2.73)	(1.57)	(1.57)	(1.43)	(0.21)	(1.43)	(0.21)